Inventories (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure Of Inventories [Abstract]
Summary of Inventories

	September 30, 2025	September 30, 2024
Raw materials	71,951	61,693
Work in progress	64,525	49,398
Finished goods	567,941	513,716
Inventories	704,417	624,807